UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-03749

DWS State Tax Free Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
(Name and address of agent for service)

Registrant's telephone number, including area code:  (201) 593-6408

Date of fiscal year end:  3/31

Date of reporting period: 12/31/10

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of December 31, 2010 (Unaudited)

DWS Massachusetts Tax-Free Fund
	Principal Amount ($)	Value ($)
Municipal Bonds and Notes 91.3%
Massachusetts 80.5%
Boston, MA, General Obligation, Series A, 4.75%, 4/1/2029	3,900,000	4,002,843
Boston, MA, Industrial Development Financing Authority Revenue, Crosstown Center Project:
AMT, 6.5%, 9/1/2035	1,895,000	875,566
AMT, 8.0%, 9/1/2035	960,000	379,430
Boston, MA, Water & Sewer Commission Revenue:
Series A, 5.0%, 11/1/2025	2,000,000	2,149,980
Series A, 5.0%, 11/1/2030	1,270,000	1,323,785
Braintree, MA, General Obligation, Municipal Purpose Loan:
5.0%, 5/15/2026 (a)	7,645,000	8,058,824
5.0%, 5/15/2027	2,295,000	2,399,445
Chicopee, MA, Electrical Systems, ETM, 7.125%, 1/1/2017	730,000	850,837
Holyoke, MA, Electric Revenue, Gas & Electric Department, Series A, 5.375%, 12/1/2016, INS: NATL	1,260,000	1,307,666
Massachusetts, Airport Revenue, USAir Private Jet, Series A, AMT, 5.75%, 9/1/2016, INS: NATL	1,000,000	940,900
Massachusetts, Bay Transportation Authority Revenue:
Series A, 5.25%, 7/1/2025	2,960,000	3,310,375
Series A, 5.25%, 7/1/2034	1,700,000	1,746,087
Series B, 6.2%, 3/1/2016	3,100,000	3,492,770
Massachusetts, Bay Transportation Authority, Sales Tax Revenue:
Series A-2, Zero Coupon, 7/1/2027	21,090,000	9,146,311
Series C, ETM, 5.0%, 7/1/2015	190,000	218,967
Series C, ETM, 5.0%, 7/1/2016	75,000	87,836
Series B, 5.0%, 7/1/2035	3,970,000	3,998,385
Series A, 5.25%, 7/1/2021	5,000,000	5,777,600
Series C, ETM, 5.5%, 7/1/2017	165,000	198,752
Massachusetts, Bay Transportation System Authority, Series C, 6.1%, 3/1/2013	1,500,000	1,586,730
Massachusetts, Development Finance Agency, Senior Living Facility Revenue, Series B2, 6.25%, 6/1/2014	1,610,000	1,592,177
Massachusetts, Health & Educational Facilities Authority, Boston College, Series N, 5.25%, 6/1/2017	1,000,000	1,074,270
Massachusetts, Higher Education Revenue, Building Authority, University of Massachusetts, ETM, 6.875%, 5/1/2014	1,300,000	1,455,740
Massachusetts, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, Baystate Medical Center:
Series F, 5.7%, 7/1/2027	3,000,000	2,845,230
Series F, 5.75%, 7/1/2033	2,000,000	2,005,680
Massachusetts, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, Civic Investments, Series A, Prerefunded, 9.0%, 12/15/2015, GTY: Harvard Pilgrim Health Care	2,800,000	3,197,236
Massachusetts, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, Massachusetts General Hospital, Series F, 6.25%, 7/1/2012, INS: AMBAC	1,675,000	1,726,406
Massachusetts, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, Milford-Whitinsville Regional:
Series C, 5.75%, 7/15/2013	950,000	951,330
Series D, Prerefunded, 6.35%, 7/15/2032	1,250,000	1,366,813
Massachusetts, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, North Adams Hospital, Series C, 6.625%, 7/1/2018	695,000	359,246
Massachusetts, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, UMass Memorial, Series C, 6.625%, 7/1/2032	3,000,000	3,013,500
Massachusetts, Industrial Development Revenue, Development Finance Agency, Series A, 7.1%, 7/1/2032	3,605,000	3,240,895
Massachusetts, Project Revenue, Health & Educational Facilities Authority, Jordan Hospital, Series E, 6.75%, 10/1/2033	5,000,000	4,693,650
Massachusetts, Sales & Special Tax Revenue, Federal Highway Grant, Series A, ETM, Zero Coupon, 12/15/2014	9,000,000	8,397,000
Massachusetts, Special Obligation Consolidated Loan, Series A, 5.5%, 6/1/2016, INS: FGIC & NATL	2,600,000	3,051,490
Massachusetts, State College Building Authority Project Revenue:
Series A, 5.0%, 5/1/2031, INS: AMBAC	2,630,000	2,634,077
Series A, 5.5%, 5/1/2039	5,730,000	5,932,727
Massachusetts, State Department of Transportation, Metropolitan Highway Systems Revenue, Series B, 5.0%, 1/1/2032	14,400,000	14,034,672
Massachusetts, State Department of Transportation, Metropolitan Highway Systems Revenue, Contract Assistance, Series B, 5.0%, 1/1/2035	4,500,000	4,527,540
Massachusetts, State Development Finance Agency Revenue, Bentley University, 5.0%, 7/1/2028	2,250,000	2,181,105
Massachusetts, State Development Finance Agency Revenue, Boston College:
Series P, 5.0%, 7/1/2022	1,500,000	1,605,045
Series Q-1, 5.0%, 7/1/2029	1,000,000	1,014,170
Series R-1, 5.0%, 7/1/2031	3,000,000	3,016,920
Massachusetts, State Development Finance Agency Revenue, Boston University, Series V-1, 5.0%, 10/1/2029	3,400,000	3,363,042
Massachusetts, State Development Finance Agency Revenue, Carleton-Willard Village, 5.625%, 12/1/2030	500,000	478,910
Massachusetts, State Development Finance Agency Revenue, College of the Holy Cross, Series B, 5.0%, 9/1/2026	1,500,000	1,544,655
Massachusetts, State Development Finance Agency Revenue, Linden Ponds, Inc. Facility, Series A, 5.5%, 11/15/2022	1,750,000	1,350,650
Massachusetts, State Development Finance Agency Revenue, Resource Recovery, SEMASS System:
Series A, 5.625%, 1/1/2014, INS: NATL	5,000,000	5,141,100
Series A, 5.625%, 1/1/2015, INS: NATL	4,000,000	4,106,520
Massachusetts, State Development Finance Agency Revenue, Solid Waste Disposal, Dominion Energy Brayton, Series 1, 5.75%, 12/1/2042	1,000,000	1,067,730
Massachusetts, State Development Finance Agency Revenue, Trustees Deerfield Academy, 5.0%, 10/1/2040	1,000,000	1,018,080
Massachusetts, State Development Finance Agency Revenue, Wheelock College, Series C, 5.25%, 10/1/2029	8,620,000	7,915,487
Massachusetts, State Development Finance Agency Revenue, Worcester Polytechnic Institute:
5.0%, 9/1/2040	3,500,000	3,269,385
5.0%, 9/1/2045	2,000,000	1,837,100
Massachusetts, State General Obligation:
Series A, 0.652% *, 11/1/2018	5,000,000	4,389,650
Series A, 5.0%, 3/1/2034	5,000,000	5,041,350
Series D, 5.5%, 11/1/2019	4,325,000	5,092,255
Massachusetts, State General Obligation, Consolidated Loan, Series D, 5.5%, 11/1/2019, INS: NATL	2,500,000	2,943,500
Massachusetts, State Health & Educational Facilities Authority Revenue, Berklee College of Music:
Series A, 5.0%, 10/1/2023	3,385,000	3,484,350
Series A, 5.0%, 10/1/2037	9,860,000	9,465,994
Massachusetts, State Health & Educational Facilities Authority Revenue, Berkshire Health System, Series E, 6.25%, 10/1/2031	2,000,000	2,004,260
Massachusetts, State Health & Educational Facilities Authority Revenue, Boston Medical Center Project:
5.25%, 7/1/2038	650,000	550,908
5.75%, 7/1/2031	3,000,000	2,824,680
Massachusetts, State Health & Educational Facilities Authority Revenue, CareGroup Healthcare System:
Series E-1, 5.125%, 7/1/2033	3,245,000	3,029,564
Series E-1, 5.125%, 7/1/2038	1,500,000	1,382,895
Series B-2, 5.375%, 2/1/2026, INS: NATL	695,000	695,563
Massachusetts, State Health & Educational Facilities Authority Revenue, Catholic Health East, 6.25%, 11/15/2032	1,560,000	1,642,883
Massachusetts, State Health & Educational Facilities Authority Revenue, Children's Hospital, Series M, 5.25%, 12/1/2039, GTY: The Children's Medical Center	5,500,000	5,534,760
Massachusetts, State Health & Educational Facilities Authority Revenue, Dana Farber Cancer Institute, Series K, 5.25%, 12/1/2027	4,000,000	4,118,560
Massachusetts, State Health & Educational Facilities Authority Revenue, Health Education, Stonehill College:
5.375%, 7/1/2023	1,170,000	1,249,314
5.375%, 7/1/2025	1,285,000	1,347,040
Massachusetts, State Health & Educational Facilities Authority Revenue, Isabella Stewart Gardner, Series A, 5.0%, 5/1/2029	1,500,000	1,475,145
Massachusetts, State Health & Educational Facilities Authority Revenue, Lesley University, Series A, 5.25%, 7/1/2039, INS: AGC	2,500,000	2,451,100
Massachusetts, State Health & Educational Facilities Authority Revenue, Massachusetts Institute of Technology:
Series A, 5.0%, 7/1/2038	7,965,000	8,090,847
Series K, 5.5%, 7/1/2032	1,260,000	1,422,149
Massachusetts, State Health & Educational Facilities Authority Revenue, Northeastern University, Series Y-1, 5.625%, 10/1/2029	3,000,000	3,116,220
Massachusetts, State Health & Educational Facilities Authority Revenue, Partners Healthcare Systems:
5.0%, 7/1/2022	1,000,000	1,048,670
Series G-5, 5.0%, 7/1/2022	1,400,000	1,464,750
Series J1, 5.0%, 7/1/2034	10,000,000	9,823,700
Series C, 5.75%, 7/1/2032	300,000	303,687
Massachusetts, State Health & Educational Facilities Authority Revenue, Sterling & Francine Clark Art Institute, Series B, 5.0%, 7/1/2030	1,500,000	1,528,980
Massachusetts, State Health & Educational Facilities Authority Revenue, Suffolk University, Series A, 5.75%, 7/1/2039	10,000,000	9,855,300
Massachusetts, State Health & Educational Facilities Authority Revenue, Tufts University:
5.375%, 8/15/2038	3,000,000	3,082,830
Series M, 5.5%, 2/15/2027	1,705,000	1,906,190
Series M, 5.5%, 2/15/2028	3,000,000	3,323,040
Massachusetts, State Health & Educational Facilities Authority Revenue, UMass Worcester:
Series B, 5.25%, 10/1/2013, INS: FGIC & NATL	280,000	287,599
Series B, Prerefunded, 5.25%, 10/1/2013, INS: FGIC	220,000	227,854
Massachusetts, State Port Authority Revenue:
Series A, 5.0%, 7/1/2034	1,500,000	1,474,560
Series B, 5.0%, 7/1/2034	3,850,000	3,764,107
Series B, 5.0%, 7/1/2040	8,500,000	8,213,890
Massachusetts, State Port Authority Supply Facilities Revenue, Delta Air Lines, Inc. Project:
Series A, AMT, 5.5%, 1/1/2014, INS: AMBAC	1,000,000	964,990
Series A, AMT, 5.5%, 1/1/2017, INS: AMBAC	4,000,000	3,708,240
Series A, AMT, 5.5%, 1/1/2018, INS: AMBAC	5,000,000	4,574,950
Massachusetts, State School Building Authority, Dedicated Sales Tax Revenue:
Series A, 5.0%, 8/15/2021, INS: AGMC	4,500,000	4,811,760
Series A, 5.0%, 8/15/2024, INS: AMBAC	7,800,000	8,219,796
Series A, 5.0%, 8/15/2037, INS: AMBAC	5,000,000	4,945,300
Massachusetts, State Water Pollution Abatement Trust:
Series 13, 5.0%, 8/1/2025	5,000,000	5,317,950
Series 13, 5.0%, 8/1/2026	5,000,000	5,282,300
Series 2, 5.7%, 2/1/2015	35,000	35,141
Massachusetts, State Water Pollution Abatement Trust, MWRA Program, Series A, 6.0%, 8/1/2019	4,000,000	4,920,080
Massachusetts, State Water Pollution Abatement Trust, Pool Program:
Series 11, 5.0%, 8/1/2017	115,000	130,213
Series 11, 5.0%, 8/1/2020	100,000	108,968
Series 6, 5.625%, 8/1/2015	120,000	121,675
Massachusetts, State Water Resources Authority:
Series A, 5.0%, 8/1/2039	5,115,000	5,134,284
Series B, 5.0%, 8/1/2039	7,500,000	7,482,675
Series C, 5.25%, 12/1/2015	1,570,000	1,741,224
Series C, ETM, 5.25%, 12/1/2015 (a)	2,460,000	2,740,612
Series A, 5.25%, 8/1/2026, INS: NATL	1,950,000	2,061,462
Series B, 5.25%, 8/1/2031, INS: AGMC	5,130,000	5,398,504
Massachusetts, Water & Sewer Revenue, Water Resource Authority:
Series C, 5.25%, 12/1/2015, INS: FGIC & NATL	6,050,000	6,709,813
Series A, ETM, 6.5%, 7/15/2019	3,110,000	3,771,466
Narragansett, MA, School District General Obligation, Regional School District, 6.5%, 6/1/2012, INS: AMBAC	1,145,000	1,161,809
Springfield, MA, Water & Sewer Commission Revenue, Series B, 5.0%, 11/15/2030, INS: AGC	5,000,000	5,091,400
University of Massachusetts, Building Authority Project Revenue, Series 2009-1, 5.0%, 5/1/2034	4,000,000	3,980,640
University of Massachusetts, Building Authority Revenue, Series 2, 5.0%, 11/1/2020, INS: AMBAC	11,880,000	12,487,900

		375,423,963
Guam 1.6%
Guam, Government Limited Obligation Revenue, Section 30:
Series A, 5.625%, 12/1/2029	3,920,000	3,837,210
Series A, 5.75%, 12/1/2034	3,725,000	3,635,004

		7,472,214
Puerto Rico 9.0%
Commonwealth of Puerto Rico, General Obligation, Series A, 6.0%, 7/1/2038	2,800,000	2,830,268
Commonwealth of Puerto Rico, General Obligation, Public Improvement, 5.5%, 7/1/2015, INS: AGMC	2,500,000	2,753,525
Commonwealth of Puerto Rico, Government Development Bank, Series B, 5.0%, 12/1/2015	3,970,000	4,175,527
Puerto Rico, Commonwealth Highway & Transportation Authority, Highway Revenue:
Series Y, 6.25%, 7/1/2014	145,000	159,387
Series Y, ETM, 6.25%, 7/1/2014	1,855,000	2,169,923
Puerto Rico, Electric Power Authority Revenue:
Series XX, 5.25%, 7/1/2040	5,585,000	5,213,039
Series WW, 5.375%, 7/1/2024	5,000,000	5,078,600
Puerto Rico, Public Buildings Authority Revenue, Government Facilities:
Series H, 5.5%, 7/1/2016, INS: AMBAC	5,350,000	5,670,893
Series M, 6.25%, 7/1/2022	5,000,000	5,331,850
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue:
Series A, 5.375%, 8/1/2039	1,825,000	1,759,154
Series A, 6.0%, 8/1/2042	2,500,000	2,555,325
Series A, 6.5%, 8/1/2044	2,500,000	2,708,200
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue, Convertible Capital Appreciation, Series A, Step-up Coupon, 0% to 8/1/2019, 6.25% to 8/1/2033	2,570,000	1,555,698

		41,961,389
Virgin Islands 0.2%
Virgin Islands, Public Finance Authority Revenue, Series B, 5.0%, 10/1/2025	1,000,000	970,980

Total Municipal Bonds and Notes (Cost $424,745,464)		425,828,546
Municipal Inverse Floating Rate Notes (b) 22.1%
Massachusetts
Massachusetts, Bay Transportation Authority, Sales Tax Revenue, Series A, 5.25%, 7/1/2028 (c)	10,000,000	10,731,800
Trust: Massachusetts, Bay Transportation Authority, Sales Tax Revenue, Series 2008-1111, 144A, 9.53%, 7/1/2028, Leverage Factor at purchase date: 2 to 1
Massachusetts, State Development Finance Agency Revenue, Harvard University, Series B-2, 5.25%, 2/1/2034 (c)	5,000,000	5,253,500
Trust: Massachusetts, State Development Finance Agency Revenue, Harvard University, Series 4691, 144A, 9.75%, 2/1/2034, Leverage Factor at purchase date: 2 to 1
Massachusetts, State General Obligation, Series C, 5.0%, 8/1/2027, INS: AGMC (c)	10,000,000	10,481,770
Massachusetts, State General Obligation, Series C, 5.25%, 8/1/2023, INS: AGMC (c)	5,000,000	5,240,885
Trust: Massachusetts, State General Obligation, Series 2755-1, 144A, 14.634%, 8/1/2023, Leverage Factor at purchase date: 3 to 1
Massachusetts, State General Obligation, Series C, 5.0%, 8/1/2026, INS: AGMC (c)	20,000,000	20,800,400
Trust: Massachusetts, State General Obligation, Series 2648, 144A, 17.15%, 8/1/2026, Leverage Factor at purchase date: 4 to 1
Massachusetts, State Health & Educational Facilities Authority Revenue, Harvard University, Series B, 5.0%, 10/1/2038 (c)	10,000,000	10,191,496
Trust: Massachusetts, State Health & Educational Facilities Authority Revenue, Series 3104, 144A, 13.184%, 10/1/2038, Leverage Factor at purchase date: 3 to 1
Massachusetts, State Water Pollution Abatement Trust, 5.25%, 8/1/2031 (c)	12,615,000	13,547,929
Trust: Massachusetts, State Water Pollution Abatement Trust, Series 2840, 144A, 13.13%, 8/1/2031, Leverage Factor at purchase date: 3 to 1
Massachusetts, State Water Resources Authority, Series A, 5.0%, 8/1/2035 (c)	15,000,000	15,107,250
Trust: Massachusetts, State Water Resources Authority, Series 3690, 144A, 9.11%, 8/1/2035, Leverage Factor at purchase date: 2 to 1
Massachusetts, State Water Resource Authority, Series J, 5.5%, 8/1/2021, INS: AGMC (c)	10,000,000	11,769,400
Trust: Massachusetts, State Water Resources Authority, Series 2499, 144A, 19.0%, 8/1/2021, Leverage Factor at purchase date: 4 to 1

Total Municipal Inverse Floating Rate Notes (Cost $102,495,377)		103,124,430

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $527,240,841) †	113.4	528,952,976
Notes Payable	(1.0)	(4,650,000)
Other Assets and Liabilities, Net	(12.4)	(57,949,032)

Net Assets	100.0	466,353,944

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*
These securities are shown at their current rate as of December 31, 2010.  Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate.

†
The cost for federal income tax purposes was $528,096,460.  At December 31, 2010, net unrealized appreciation for all securities based on tax cost was $856,516.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $15,425,462 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $14,568,946.

(a) At December 31, 2010, this security has been pledged, in whole or in part, as collateral for open interest rate swap contracts.
(b) Securities represent the underlying municipal obligations of inverse floating rate obligations held by the Fund.
(c) Security forms part of the below tender option bond trust. Principal Amount and Value shown take into account the leverage factor.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGC: Assured Guaranty Corp.
AGMC: Assured Guaranty Municipal Corp.
AMBAC: Ambac Financial Group, Inc.
AMT: Subject to alternative minimum tax.
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by US Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.
FGIC: Financial Guaranty Insurance Co.
GTY: Guaranty Agreement
INS: Insured
NATL: National Public Finance Guarantee Corp.
Prerefunded: Bonds which are prerefunded are collateralized usually by US Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

At December 31, 2010, open interest rate swap contracts were as follows:

Effective/ Expiration Date	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation/ (Depreciation) ($)

3/31/2011 3/31/2014	40,000,0001	Fixed — 2.925%	Floating — LIBOR	(1,706,992)	—	(1,706,992)
4/1/2011 4/1/2014	40,000,0002	Fixed — 2.952%	Floating — LIBOR	(1,735,833)	—	(1,735,833)
8/2/2011 8/2/2029	5,900,0003	Fixed — 3.849%	Floating — LIBOR	223,057	—	223,057
3/9/2011 3/9/2030	8,000,0002	Fixed — 4.672%	Floating — LIBOR	(689,387)	—	(689,387)
10/28/2011 10/28/2031	8,400,0002	Fixed — 3.75%	Floating — LIBOR	566,143	—	566,143
Total net unrealized depreciation on open interest rate swaps					(3,343,012)

Counterparties:
1	JPMorgan Chase Securities, Inc.
2	Citigroup, Inc.
3	Barclays Bank PLC
LIBOR: London InterBank Offered Rate

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2010 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Municipal Investments(d)	$—	$528,952,976	$—	$528,952,976
Derivatives(e)	—	789,200	—	789,200
Total	$—	$529,742,176	$—	$529,742,176

Liabilities
Derivatives(e)	$—	$(4,132,212)	$—	$(4,132,212)
Total	$—	$(4,132,212)	$—	$(4,132,212)

There have been no transfers in and out of Level 1 and Level 2 fair value measurements during the period ended December 31, 2010.
(d)	See Investment Portfolio for additional detailed categorizations.
(e)	Derivatives include unrealized appreciation (depreciation) on interest rate swap contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of December 31, 2010 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Swaps
Interest Rate Contracts	$(3,343,012)

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Massachusetts Tax-Free Fund, a series of DWS State Tax Free Trust

By:	/s/Michael G. Clark Michael G. Clark President

Date:	February 15. 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	February 15. 2011

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	February 15. 2011